As filed with the Securities and Exchange Commission on August 16, 2016.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – June 30, 2016

Transamerica Partners Funds Group

Transamerica Partners Balanced

Transamerica Partners Core Bond

Transamerica Partners Government Money Market

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Core

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Small Core

Transamerica Partners Small Growth

Transamerica Partners Small Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

Transamerica Partners Funds Group

Transamerica Institutional Asset Allocation - Short Horizon

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

Transamerica Institutional Asset Allocation - Intermediate Horizon

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

Transamerica Institutional Asset Allocation - Long Horizon

Each of the above funds are “fund-of-funds” fully invested in various funds listed under the filing for Transamerica Partners Funds Group II, Investment Company Act #811-07495 (CIK #0001004784). No series of Transamerica Partners Funds Group II solicited proxies during the reporting period for this N-PX report.

Transamerica Partners Stock Index

Transamerica Partners Stock Index is fully invested in a corresponding series of Master Investment Portfolio. To view the voting record of Master Investment Portfolio for the reporting period, please refer to the Form N-PX for Master Investment Portfolio, Investment Company Act #811-08162 (CIK #0000915092).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUND GROUP
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	August 16, 2016